Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.60%
California–98.41%
ABAG Finance Authority for Nonprofit Corps. (Palo Alto Garden Apartments); Series 1999 A, RB(a)(b)(c)	5.35%	12/02/2020	$ 25	$ 25,000
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	500	546,150
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,116,170
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(d)	5.50%	12/01/2023	15	15,160
Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	915	917,937
Series 2014 A, RB	5.00%	07/01/2039	5,710	6,079,380
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2039	2,000	2,457,100
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB	5.00%	05/01/2034	1,350	1,507,410
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB(a)(c)	5.38%	04/01/2021	2,500	2,543,825
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2040	1,250	1,510,375
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2043	1,300	1,560,741
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	990	996,405
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(e)	5.00%	04/01/2056	3,465	4,142,962
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,991,984
Series 2017, Ref. RB	4.00%	04/01/2049	630	714,804
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	146,940
Series 2019, RB	5.00%	09/01/2031	140	163,537
Series 2019, RB	5.00%	09/01/2049	775	877,664
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,013
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2034	635	688,651
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB(a)(c)	6.38%	09/01/2021	1,500	1,568,655
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,786,855
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB	5.00%	09/01/2036	745	806,127
Beaumont (City of), CA Financing Authority (Improvement Area No. 8C);
Series 2012 A, RB(a)(c)	5.13%	09/01/2022	115	124,767
Series 2012 A, RB(a)(c)	5.25%	09/01/2022	120	130,453
Series 2012 A, RB(a)(c)	5.63%	09/01/2022	250	273,413
Series 2012 A, RB(a)(c)	5.88%	09/01/2022	4,405	4,836,690
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,416,391
Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,581,003
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	504,225
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	2,055	2,116,362
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,134,120
Brea (City of), CA Redevelopment Agency; Series 2011 A, RB(a)(c)(f)	0.00%	08/01/2021	11,240	4,487,510
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	700,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	999,750
Calexico (City of), CA Community Redevelopment Agency Successor Agency (Merged Central Business District & Residential Redevelopment Project Area); Series 2011, RB(a)(c)	7.25%	08/01/2021	35	36,636
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	654,143
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,418,040
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,710	3,095,371
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,348,928
Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	4,049,980
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	$332,360	$ 25,784,489
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(f)	0.00%	06/01/2033	4,215	2,062,062
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	5	5,088
Series 1996, GO Bonds (INS - AMBAC)(d)	5.25%	06/01/2021	10	10,254
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,022
Series 2010, GO Bonds(a)(c)	6.00%	12/03/2020	365	365,058
Series 2011, GO Bonds	5.00%	09/01/2032	2,450	2,534,549
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,591,625
Series 2012, Ref. GO Bonds	5.00%	02/01/2038	3,550	3,735,487
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,178,660
Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	4,082,652
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	14,370	18,019,895
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	12,186,800
Series 2020, GO Bonds	4.00%	03/01/2046	6,600	7,939,734
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	3,500	3,856,160
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	673,106
Series 2018, RB	5.25%	05/01/2053	2,500	2,522,475
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	5,108,797
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	5,094,135
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	580	580,447
Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	3,147,768
Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	2,982,365
Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	3,075,215
Series 2014, Ref. RB	4.00%	06/01/2029	4,490	4,510,789
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	12,065	12,079,237
Series 2002, RB	6.00%	06/01/2042	18,700	18,722,066
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	9,640	9,651,375
Series 2002, RB	6.13%	06/01/2038	9,700	9,703,783
Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	12,164,243
Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	6,679,572
Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	22,469,700
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,870	2,126,882
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	880	999,460
Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,595,274
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,875	1,877,231
California (State of) Department of Water Resources; Series 2010 AH, RB(a)(c)(e)	5.25%	12/18/2020	9,710	9,710,000
California (State of) Department of Water Resources (Central Valley); Series 2015 XF2030, Revenue Ctfs.(a)(e)	5.25%	12/01/2035	290	290,000
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,963,298
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,137,260
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	5,000	5,958,700
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(e)	5.25%	04/01/2040	4,520	7,203,795
California (State of) Educational Facilities Authority (University of San Francisco);
Series 2011, RB(a)(c)	6.13%	10/01/2021	615	644,637
Series 2011, Ref. RB(a)(c)	6.13%	10/01/2021	635	666,153
Series 2018 A, RB	5.00%	10/01/2043	2,730	3,356,644
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	$ 2,500	$ 2,517,575
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	1,690	1,999,693
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2011 A, RB(a)(c)	5.25%	03/01/2021	2,500	2,531,050
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,563,822
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,499,188
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,196,930
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,992,093
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	7,060	8,021,572
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(d)	6.25%	02/01/2026	2,030	2,050,280
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	628,051
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services);
Series 2020, Ref. RB	5.00%	08/01/2040	700	859,509
Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,206,740
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,105,110
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(a)(c)	5.25%	11/15/2021	2,000	2,097,080
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	12,083,800
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,625,140
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	8,831	9,851,419
Series 2019 A-1, RB	4.25%	01/15/2035	6,576	7,542,325
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	5,951,958
California (State of) Municipal Finance Authority;
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,120,393
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,612,868
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,819,170
Series 2020 B, RB	4.00%	09/01/2043	755	814,622
Series 2020 B, RB	4.00%	09/01/2050	1,095	1,169,756
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,799,195
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	310,601
Series 2018 A, RB(h)	5.00%	06/01/2048	705	770,558
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	1,059,730
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,946,424
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,558,280
Series 2014 B, RB	5.88%	08/15/2049	705	758,827
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	6,500	6,850,740
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,160,278
California (State of) Municipal Finance Authority (Casa Griffin Apartments); Series 2011 A-1, RB	5.75%	10/01/2034	250	253,728
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	6,828,719
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,442,140
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2049	2,660	3,210,194
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	$ 3,750	$ 4,428,112
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,716,760
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,352,480
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,173,370
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	726,306
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,591,347
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,142,630
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(c)	5.75%	01/01/2022	2,315	2,448,390
Series 2011, RB(a)(c)	6.00%	01/01/2022	1,000	1,059,870
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012 A, RB(h)	5.75%	01/01/2022	280	282,514
Series 2012, RB(h)	6.63%	01/01/2032	1,070	1,087,045
Series 2012, RB(h)	6.88%	01/01/2042	2,135	2,162,606
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,966,403
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2036	8,000	9,547,280
Series 2018 A, RB(b)	5.00%	12/31/2038	2,005	2,380,256
Series 2018 A, RB(b)	5.00%	12/31/2043	15,200	17,834,768
Series 2018 A, RB(b)	5.00%	12/31/2047	3,000	3,500,460
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	3,027,585
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,503,195
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	6,545,096
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	659,874
California (State of) Municipal Finance Authority (Southwestern Law School);
Series 2011, RB	6.50%	11/01/2031	600	628,818
Series 2011, RB	6.50%	11/01/2041	1,250	1,304,675
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	665,210
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(d)	5.00%	07/01/2049	5,885	7,245,141
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(b)	4.00%	07/15/2029	16,780	17,573,191
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	715,218
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(b)(c)	2.40%	10/01/2029	8,000	8,767,280
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,577,820
California (State of) Pollution Control Finance Authority; Series 2012, RB(b)(h)	5.00%	07/01/2037	3,000	3,163,350
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(b)(h)(i)(j)	7.00%	12/01/2027	3,500	1,750,000
Series 2017, RB (Acquired 08/15/2017; Cost $2,000,000)(b)(h)(i)(j)	8.00%	12/01/2027	2,000	600,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(h)(i)	7.50%	07/01/2032	1,425	926,250
Series 2017, RB(b)(h)(i)	8.00%	07/01/2039	1,900	1,235,000
Series 2020, RB(b)(h)	7.50%	07/01/2032	420	378,013
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	4,069,800
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(b)	3.00%	11/01/2025	1,500	1,654,875
California (State of) Public Finance Authority; Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	5,134,000
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	1,012,900
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,432,746
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	$ 400	$ 412,080
Series 2019 A, RB(h)	5.00%	07/01/2044	630	635,664
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,597,648
California (State of) Public Works Board;
Series 2011 D, RB(a)	5.00%	12/01/2031	1,250	1,309,750
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	14,004,447
California (State of) Public Works Board (Department of Corrections & Rehabilitation); Series 2011 C, RB(a)	5.75%	10/01/2031	2,000	2,092,060
California (State of) Public Works Board (Various Capital); Series 2011 A, RB(a)	5.13%	10/01/2031	2,000	2,081,700
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,459,510
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	927,889
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,420,241
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,130,400
Series 2016, Ref. RB(h)	5.00%	08/01/2046	750	847,133
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,386,850
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,235,480
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,657,590
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,186,320
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	562,290
Series 2017 A, RB(h)	5.00%	07/01/2037	590	700,961
Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,447,018
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	2,060,145
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,601,150
California (State of) Statewide Communities Development Authority;
Series 1993 B, Ref. RB	7.00%	07/01/2022	5	5,012
Series 2003, RB(b)(f)	0.00%	09/01/2028	100	56,954
Series 2003, RB(b)(f)	0.00%	09/01/2034	100	32,947
Series 2020 B, RB	4.00%	09/02/2050	880	930,248
Series 2020, RB	4.00%	09/01/2040	400	436,240
Series 2020, RB	4.00%	09/01/2050	4,800	5,127,773
Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,491,748
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	923,234
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,693,063
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,000	2,045,440
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, RB	6.10%	07/01/2032	820	839,073
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	440	461,243
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	942,148
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002 1, RB(b)	6.75%	09/01/2037	50	50,080
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	3,010	3,345,103
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(f)	0.00%	09/01/2022	25	23,284
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,825,784
California (State of) Statewide Communities Development Authority (Guidance Charter School);
Series 2017 A, RB (Acquired 03/09/2017; Cost $1,400,000)(h)(i)(j)(k)	6.50%	07/01/2037	1,400	546,000
Series 2017 A, RB (Acquired 03/09/2017; Cost $5,100,000)(h)(i)(j)(k)	6.75%	07/01/2052	5,100	1,989,000
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS - AGM)(d)	5.25%	10/01/2043	600	672,750
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(b)(d)	5.20%	06/01/2036	$ 2,555	$ 2,561,362
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	843,225
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,472,020
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	1,051,930
Series 2019, RB(h)	5.00%	06/01/2034	375	416,036
Series 2019, RB(h)	5.00%	06/01/2039	100	109,252
Series 2019, RB(h)	5.00%	06/01/2051	295	316,293
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,640,625
Series 2016 A, RB(h)	5.25%	12/01/2056	830	925,160
Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	5,759,800
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,175,610
Series 2018; RB	5.00%	01/01/2048	495	575,764
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,619,238
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,346,616
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	752,518
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2019 B, RB	5.00%	09/02/2049	1,500	1,720,380
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB(a)(c)	5.63%	10/01/2022	1,000	1,098,880
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 A, COP(a)(c)	6.00%	06/01/2022	2,845	3,087,508
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC);
Series 2012, Ref. RB	5.38%	05/15/2038	2,000	2,030,240
Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,322,412
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,815	2,917,410
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	8,625	8,658,724
Series 2002 B, RB	6.00%	05/01/2037	1,045	1,049,086
Series 2002 B, RB	6.00%	05/01/2043	705	711,571
Series 2002, RB	6.00%	05/01/2043	45	45,419
Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,666,160
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,915,683
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,111,150
California Municipal Finance Authority; Series 2020-XF2863, Ctfs.(e)	5.00%	06/01/2048	21,000	25,643,100
California Municipal Finance Authority (UCR North District Phase 1 Student); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2052	5,875	7,073,500
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,143,170
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,116,550
California State University; Series 2012 A, RB(a)(c)(e)	5.00%	11/01/2022	6,750	7,365,870
California Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,140	1,286,661
Series 2017, RB	5.00%	09/02/2046	1,265	1,403,568
California Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2019 C, RB	5.00%	09/02/2049	700	804,580
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Calimesa (City of), CA;
Series 2020, RB	4.00%	09/01/2045	$ 605	$ 664,550
Series 2020, RB	4.00%	09/01/2050	575	628,458
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	20	20,202
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	698,586
Central Basin Municipal Water District; Series 2018 A, Ref. RB	5.00%	08/01/2044	3,035	3,194,671
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,168,714
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2034	1,100	1,282,083
Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2035	865	1,005,588
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	185,970
Series 2020, RB	4.00%	09/01/2051	705	757,297
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	3,599,730
Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	14,283,275
Chula Vista (City of), CA (San Diego Gas & Electric Co.);
Series 2004 B, IDR	5.88%	02/15/2034	5,000	5,018,600
Series 2004 D, IDR	5.88%	01/01/2034	2,000	2,007,440
Series 2004 F, Ref. IDR(b)	4.00%	05/01/2039	12,480	12,492,605
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(d)	5.25%	08/01/2030	1,060	1,288,907
Series 2015, Ref. RB (INS - AGM)(d)	5.25%	08/01/2031	500	606,945
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(d)	4.63%	08/01/2029	35	35,106
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(f)	0.00%	08/01/2029	735	654,870
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	585	678,302
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,230,076
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,268,044
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,693,513
Compton (City of), CA Public Finance Authority; Series 2008, Ref. RB (INS - AMBAC)(d)	5.25%	09/01/2027	1,000	1,001,590
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(d)(f)	0.00%	06/01/2035	1,300	896,493
Series 2019 B, GO Bonds (INS - BAM)(d)(f)	0.00%	06/01/2041	6,250	3,412,687
Series 2019 B, GO Bonds (INS - BAM)(d)(f)	0.00%	06/01/2042	4,335	2,275,875
Series 2019 B, GO Bonds (INS - BAM)(d)	4.00%	06/01/2049	14,140	15,986,260
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	314,509
Series 2020, RB	4.00%	09/01/2045	460	502,509
Series 2020, RB	4.00%	09/01/2050	1,035	1,127,043
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	387,118
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,155
Series 2007 C, Ref. RB	6.50%	12/15/2047	895	896,334
Day Creek Square Public Facilities Community Facilities District No. 2018-1;
Series 2020, RB	4.00%	09/01/2045	510	559,531
Series 2020, RB	4.00%	09/01/2050	705	770,544
Dehesa School District; Series 2014 A, GO Bonds	5.50%	06/01/2044	1,220	1,358,604
Deutsche Bank Spears/Lifers Trust; Series 2013, Revenue Ctfs.(e)(h)	5.25%	12/01/2035	13,500	15,375,825
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	3,576,383
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2032	445	511,901
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2033	385	442,388
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2034	500	574,335
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,948,063
Etiwanda School District; Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	4,678,440
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	878,442
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,152,770
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	$ 530	$ 585,295
Series 2020, RB	4.00%	09/01/2050	635	699,008
Fontana Unified School District; Series 2020, GO Bonds (INS - BAM)(d)	3.00%	08/01/2040	7,400	8,054,160
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(d)(f)	0.00%	01/15/2035	2,745	2,048,758
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	919,597
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,118,701
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,170,704
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(a)(f)	0.00%	08/01/2029	615	560,689
Series 2009 A, GO Bonds (INS - AGC)(d)(f)	0.00%	08/01/2029	4,735	4,266,282
Series 2009 A, GO Bonds(a)(f)	0.00%	08/01/2031	2,235	1,952,742
Series 2009 A, GO Bonds (INS - AGC)(d)(f)	0.00%	08/01/2031	1,415	1,214,042
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	9,600	11,373,408
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS - NATL)(d)	5.00%	09/01/2024	1,800	1,805,850
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	1,995	2,068,815
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,209,160
Series 2015 A, Ref. RB	5.00%	06/01/2040	3,195	3,719,523
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,346,192
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,235,410
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	8,240	8,504,586
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,000	10,321,100
Hollister (City of), CA Redevelopment Agency Successor Agency;
Series 2014, Ref. RB (INS - BAM)(d)	5.00%	10/01/2030	1,600	1,851,312
Series 2014, Ref. RB (INS - BAM)(d)	5.00%	10/01/2032	1,305	1,505,631
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(d)	5.00%	06/01/2036	1,270	1,548,092
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	4,182,738
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,443,871
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	981,642
Independent Cities Finance Authority (Rancho del Sol and Grandview East); Series 2012, Ref. RB	5.50%	05/15/2047	1,000	1,042,330
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,197,860
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(d)	5.25%	05/01/2023	460	496,634
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(d)	4.00%	08/01/2038	550	634,964
Series 2019 C, GO Bonds (INS - BAM)(d)	4.00%	08/01/2039	690	795,232
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	2,914,480
Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,411,640
Series 2019, Ref. RB	3.68%	06/01/2038	4,135	4,394,926
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	497,862
Series 2014, RB	5.00%	09/01/2049	445	496,335
Irvine Ranch Water District; Series 2016, RB(e)	5.25%	02/01/2046	4,305	5,278,920
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(d)	5.00%	09/01/2038	3,500	4,017,160
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	587,730
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,178,380
Series 2019 A, RB (INS - BAM)(d)	4.00%	09/01/2044	3,600	4,208,796
Lake Elsinore (City of), CA; Series 2019, RB	5.00%	09/01/2050	1,000	1,117,670
Lake Elsinore (City of), CA Public Financing Authority (Canyon Hills IA C);
Series 2012 C, RB	5.00%	09/01/2032	630	665,627
Series 2012 C, RB	5.00%	09/01/2037	335	352,470
Lake Elsinore (City of), CA Public Financing Authority (Villages at Wasson Canyon); Series 2012 A, RB	5.25%	09/01/2038	1,175	1,240,553
Lake Elsinore Unified School District Community Facilities District; Series 2020, RB	4.00%	09/01/2050	4,015	4,435,531
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	$ 310	$ 340,919
Series 2020, RB	4.00%	09/01/2049	730	800,138
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	420	446,716
Series 2012, Ref. RB	5.10%	09/01/2026	375	398,614
Series 2012, Ref. RB	5.15%	09/01/2027	885	939,658
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,060,690
Series 2012, Ref. RB	5.25%	09/01/2029	500	530,010
Series 2012, Ref. RB	5.30%	09/01/2030	500	530,395
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,057,990
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,550	3,564,164
Lennox School District; Series 2014, COP (INS - BAM)(d)	5.00%	10/01/2034	1,000	1,067,770
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,507,975
Series 2015, RB	5.00%	05/15/2045	2,370	2,620,651
Series 2017 A, RB(b)	5.00%	05/15/2037	1,300	1,560,507
Series 2017 A, RB(b)	5.00%	05/15/2040	14,670	17,464,195
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	8,210	9,711,281
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	65,502
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,500,150
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,080,940
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,721,912
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	10,043,641
Los Alamitos Unified School District;
Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,386,552
Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,807,342
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	687,787
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(b)	5.00%	05/15/2033	4,365	5,078,154
Series 2015 A, RB(b)	5.00%	05/15/2034	5,795	6,736,282
Series 2018 B, Ref. RB(b)	5.00%	05/15/2032	3,500	4,387,600
Series 2018 B, Ref. RB(b)(e)	5.00%	05/15/2033	15,145	18,898,385
Series 2018 B, Ref. RB(b)(e)	5.00%	05/15/2034	12,000	14,946,000
Series 2018 C, RB(b)	5.00%	05/15/2038	2,500	3,045,575
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(b)	5.00%	05/15/2043	3,000	3,263,970
Series 2019, RB(b)	5.00%	05/15/2049	24,745	30,123,821
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB	5.25%	07/01/2039	1,500	1,505,895
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	10,137,187
Series 2017 C, RB	5.00%	07/01/2042	15,525	19,257,520
Series 2017 C, RB(e)	5.00%	07/01/2047	16,500	20,308,530
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(b)	5.00%	08/01/2036	1,000	1,133,310
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	07/01/2044	7,000	8,820,000
Los Angeles Community College District (Election of 2008); Series 2013 F, GO Bonds(a)(c)	4.00%	08/01/2023	10,000	11,011,900
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(d)(f)	0.00%	08/01/2024	1,265	1,217,891
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(d)	5.25%	06/01/2048	3,185	3,929,685
Madera (County of), CA;
Series 2020, RB	4.00%	09/01/2045	2,060	2,197,752
Series 2020, RB	4.00%	09/01/2051	3,560	3,780,969
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(d)	5.75%	03/15/2028	85	85,317
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	10,352,138
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Manteca Unified School District;
Series 2017 B, GO Bonds	4.00%	08/01/2042	$ 9,325	$ 10,834,251
Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	3,210,570
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	284,425
Series 2020 A, RB	4.00%	09/01/2040	700	758,933
Series 2020 B, RB	4.00%	09/01/2040	700	757,946
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	50	50,026
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(a)(c)	5.50%	11/01/2024	1,750	2,109,135
Mendota (City of), CA Joint Powers Financing Authority; Series 2005, RB	5.15%	07/01/2035	1,375	1,377,324
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2044	1,500	1,701,765
Series 2020, Ref. RB	4.00%	09/01/2045	705	771,615
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,134,170
Series 2018, RB	5.00%	09/01/2048	1,500	1,692,705
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(f)	0.00%	08/01/2035	940	707,425
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(d)	5.00%	09/01/2033	1,000	1,162,560
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,796,623
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(d)(f)	0.00%	08/01/2031	840	705,617
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,288,149
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	487,378
Series 2019, RB	5.00%	09/01/2048	485	541,740
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2045	2,825	3,311,380
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2050	6,000	6,991,500
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2055	6,500	7,542,405
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2040	1,940	2,279,713
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2043	2,800	3,260,068
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(d)	5.00%	08/01/2048	2,000	2,481,540
M-S-R Public Power Agency; Series 1991 E, RB(a)	6.00%	07/01/2022	40	42,486
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	2,190,006
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	757,534
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(a)(c)	7.00%	08/01/2021	1,500	1,567,395
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(d)	5.00%	03/01/2030	1,500	1,702,140
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	11,168,400
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	2,425	2,435,258
Northern Humboldt Union High School District (Election of 2010);
Series 2011 A, GO Bonds(a)(c)	6.50%	08/01/2021	1,250	1,302,475
Series 2015 C, GO Bonds(a)(c)	5.00%	08/01/2025	4,115	5,018,613
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	2,000	2,005,900
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	5,661,877
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,644,814
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,242,163
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,878,950
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,128,610
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	875,675
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	1,107,370
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	311,044
Series 2020, RB	4.00%	09/01/2051	1,110	1,222,476
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Orange (County of), CA (Community Facilities District No. 2016-1); Series 2016 A, RB	5.00%	08/15/2031	$ 1,350	$ 1,585,170
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	845	931,790
Series 2020, RB	4.00%	08/15/2050	700	768,502
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	142,111
Series 2015 A, RB	5.25%	08/15/2045	1,810	2,052,323
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,271,840
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	18,109,727
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	1,250	1,418,750
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	1,500	1,698,600
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2034	850	960,730
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(d)	5.00%	08/01/2033	40	40,200
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	09/01/2032	445	511,901
Palmdale (City of), CA (Community Facilities District No. 05-1);
Series 2005, Ref. RB	6.25%	09/01/2035	4,160	4,184,003
Series 2007 A, Ref. RB	6.13%	09/01/2037	5,145	5,172,320
Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	3,666,463
Palomar Health; Series 2017, Ref. RB	5.00%	11/01/2042	4,835	5,524,519
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(d)	6.00%	08/01/2029	235	280,270
Series 2014 A, GO Bonds (INS - BAM)(d)	6.00%	08/01/2030	290	345,402
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(d)	4.00%	09/01/2043	10,225	12,077,259
Series 2019 A, GO Bonds (INS - AGM)(d)	4.00%	09/01/2048	12,930	15,137,280
Series 2019, Ref. COP (INS - BAM)(d)	5.00%	10/01/2048	3,000	3,776,040
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	4,745,650
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds (INS - AGM)(d)	5.25%	08/01/2044	1,000	1,144,790
Pomona Unified School District; Series 2001 A, Ref. GO Bonds(a)(c)	6.15%	08/01/2021	50	53,478
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(d)	4.00%	09/01/2050	4,255	4,952,139
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2035	1,965	2,367,530
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,068,700
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	622,750
Series 2018, GO Bonds	5.00%	08/01/2033	500	618,035
Series 2018, GO Bonds	5.00%	08/01/2035	750	922,365
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(d)	5.00%	09/01/2023	1,400	1,404,830
Regents of the University of California;
Series 2013 AI, RB(e)	5.00%	05/15/2038	15,000	16,549,800
Series 2016 L, Ref. RB(e)	5.00%	05/15/2041	3,420	4,111,079
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,725,880
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(d)(f)	0.00%	08/01/2042	8,125	4,344,356
Series 2019 A, GO Bonds (INS - BAM)(d)(f)	0.00%	08/01/2043	4,500	2,310,750
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	14,142,527
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB(i)	5.00%	08/01/2032	403	362,331
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,055,166
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,125,390
Series 2017, RB	5.00%	09/01/2045	535	619,867
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(d)	5.00%	10/01/2034	1,000	1,226,890
Series 2017 A, Ref. RB (INS - BAM)(d)	4.00%	10/01/2040	500	561,580
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011 B, RB(a)(c)	6.50%	10/01/2021	$ 1,325	$ 1,393,781
Series 2011 B, RB(a)(c)	6.75%	10/01/2021	1,200	1,264,776
Series 2011, RB(a)(c)	7.75%	10/01/2024	1,000	1,277,360
Series 2011, RB(a)(c)	8.00%	10/01/2024	1,000	1,284,640
Riverside Unified School District;
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	4,591,190
Series 2020, RB	4.00%	09/01/2045	290	318,356
Series 2020, RB	4.00%	09/01/2050	610	667,108
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,882,976
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,986,559
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,129,200
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	409,568
Series 2020, RB	4.00%	09/01/2045	350	377,976
Series 2020, RB	4.00%	09/01/2050	475	511,148
Ross Valley School District; Series 2011 A, GO Bonds(m)	5.50%	08/01/2041	1,000	1,034,050
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,291,380
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,473,851
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,365,624
Sacramento (City of), CA Financing Authority; Series 1999 A, RB	6.25%	09/01/2023	765	775,947
Sacramento (County of), CA;
Series 2018 C, Ref. RB(b)	5.00%	07/01/2038	2,200	2,643,608
Series 2018 C, Ref. RB(b)	5.00%	07/01/2039	9,495	11,387,638
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(b)(d)	5.25%	06/01/2027	865	866,107
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, COP (INS - NATL)(d)	5.50%	09/01/2024	10	10,042
San Bernardino Community College District; Series 2019 A, GO Bonds	4.00%	08/01/2049	27,735	31,906,621
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	1,055	1,057,268
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,240,435
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	3,000	3,195,900
Series 2011, RB	7.50%	12/01/2041	4,030	4,266,803
San Diego (City of), CA Housing Authority; Series 2011 B, RB	5.00%	05/01/2029	3,000	3,046,890
San Diego (City of), CA Public Facilities Financing Authority; Subseries 2012 A, Ref. RB(a)(c)	5.00%	08/01/2022	1,295	1,398,199
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(b)	5.75%	12/01/2032	4,950	4,965,840
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(b)	5.00%	07/01/2037	1,000	1,201,060
Series 2019 B, Ref. RB(b)	4.00%	07/01/2044	1,000	1,131,990
Series 2019 B, Ref. RB(b)	5.00%	07/01/2049	4,000	4,889,240
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(a)(c)(e)	5.00%	04/01/2024	2,980	3,431,977
San Diego (County of), CA Water Authority;
Series 2016 B, Ref. RB	5.00%	05/01/2034	10,000	12,192,500
Series 2016 B, Ref. RB	5.00%	05/01/2037	10,125	12,237,480
San Diego (County of), CA Water Authority (Green Bonds); Series 2016 A, Ref. RB	5.00%	05/01/2033	10,000	12,228,100
San Diego Community College District (Election of 2006); Series 2011, GO Bonds(a)(c)	5.00%	08/01/2021	2,500	2,580,925
San Diego Unified School District; Series 2020 M-2, GO Bonds	4.00%	07/01/2050	10,000	12,048,500
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	16,349,591
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(a)(b)(c)	5.00%	05/01/2021	$ 5,000	$ 5,099,000
Series 2011 G, Ref. RB	5.25%	05/01/2028	550	560,808
Series 2012 A, Ref. RB(b)	5.00%	05/01/2031	1,000	1,058,870
Series 2017 A, RB(b)	5.00%	05/01/2042	1,930	2,300,637
Series 2017 A, RB(b)	5.00%	05/01/2047	5,275	6,239,534
Series 2018 D, RB(b)	5.00%	05/01/2043	12,020	14,578,577
Series 2018 D, RB(b)	5.00%	05/01/2048	8,250	9,929,040
Series 2019 E, RB(b)	5.00%	05/01/2050	31,575	38,702,425
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	599,451
Series 2020, RB	4.00%	09/01/2050	1,025	1,102,101
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	9,097,372
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 B, RB	5.00%	08/01/2031	500	529,395
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(a)(c)	6.75%	02/01/2021	1,400	1,415,134
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(a)(c)	7.00%	02/01/2021	1,000	1,010,960
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, RB	5.00%	08/01/2044	2,985	3,170,339
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,186,755
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	528,155
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(a)(c)	5.00%	07/01/2022	730	785,268
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds(e)	5.00%	08/01/2047	3,425	4,254,398
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	16,935	20,504,898
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	555,300
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	279,755
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	1,922,739
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,227,380
San Jose (City of), CA; Series 2011 A-1, RB(b)	5.00%	03/01/2025	1,000	1,010,460
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.20%	01/01/2041	3,150	3,152,016
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(b)(d)	5.10%	12/01/2032	4,025	4,029,266
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.88%	09/02/2023	35	36,273
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,210	5,224,796
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(f)	0.00%	09/01/2031	3,110	2,672,081
San Leandro Unified School District; Series 2019 B, GO Bonds (INS - BAM)(d)	4.00%	08/01/2043	5,000	5,852,650
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2030	1,500	1,547,025
San Marcos Unified School District;
Series 2015 XF2029, GO Ctfs.(a)(c)(e)	5.25%	08/01/2021	10,000	10,340,300
Series 2019, RB	5.00%	09/01/2048	750	846,353
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	1,147,835
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB	5.00%	07/15/2043	18,075	22,550,189
San Mateo County Community College District; Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	12,713,500
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	5,000	6,012,150
San Rafael Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	3,400,465
Santa Barbara (County of), CA;
Series 2018 B, COP(b)	5.00%	12/01/2037	12,695	15,743,704
Series 2018 B, COP(b)	5.00%	12/01/2038	5,000	6,185,650
Santa Clara (City of), CA Redevelopment Agency; Series 2011, RB(a)(c)	5.75%	06/01/2021	3,000	3,084,390
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	1,000	1,003,530
Series 2001 A, RB(b)	6.00%	08/01/2041	2,070	2,122,330
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,013,890
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,522,250
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	$ 960	$ 1,055,021
Series 2013, RB	5.63%	09/01/2043	960	1,051,286
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,799,543
Series 2011, RB	5.88%	07/01/2042	2,600	2,672,696
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB	5.00%	09/01/2028	820	848,552
Series 2011 A, Ref. RB	5.00%	09/01/2029	710	734,829
Series 2011 A, Ref. RB	5.10%	09/01/2030	460	476,431
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	569,800
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	3,103,017
Signal Hill (City of), CA Redevelopment Agency Successor Agency; Series 2011, RB	7.00%	10/01/2026	1,720	1,753,144
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	9,494,197
Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,173,700
Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	2,745,809
Series 2007 C, RB(f)	0.00%	06/01/2056	50,000	5,530,500
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,303,160
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(d)(f)	0.00%	08/01/2028	3,480	3,189,420
Series 2007 C, GO Bonds (INS - AGM)(d)(f)	0.00%	08/01/2030	2,765	2,417,440
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2035	4,150	4,857,409
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	936,850
Southern California Public Power Authority;
Series 2007 A, RB	5.25%	11/01/2022	470	513,334
Series 2007 A, RB	5.25%	11/01/2023	50	56,905
Series 2007 A, RB	5.25%	11/01/2026	250	312,730
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,870,976
Series 2007 A, RB	5.00%	11/01/2028	205	262,090
Series 2007 A, RB	5.00%	11/01/2029	165	213,919
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,856,241
Series 2014 A, RB	5.00%	07/01/2035	13,000	14,934,400
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB(e)	5.25%	07/01/2029	2,100	2,160,123
Series 2011-1, RB(e)	5.25%	07/01/2031	2,100	2,159,871
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	960,173
Series 2019, Ref. RB	5.00%	06/01/2048	6,000	7,408,680
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,559,800
Southern Mono Health Care District; Series 2012, Ref. GO Bonds	5.00%	08/01/2021	790	813,526
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2034	1,000	1,183,450
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,293,894
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(d)	4.00%	06/01/2045	3,325	3,795,953
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,663,450
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,155,409
Tejon Ranch Public Facilities Finance Authority; Series 2020, RB	4.00%	09/01/2050	4,750	5,000,942
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,249,510
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,367,608
Series 2020 A, Tax Allocation Bonds	5.00%	10/01/2037	600	768,330
Series 2020 A, Tax Allocation Bonds	5.00%	10/01/2040	1,000	1,267,060
Series 2020 B, Tax Allocation Bonds	5.00%	10/01/2035	250	304,845
Series 2020 B, Tax Allocation Bonds	5.00%	10/01/2038	300	361,323
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB(a)(c)	5.00%	04/01/2021	1,000	1,016,290
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(d)	5.00%	09/01/2038	$ 2,000	$ 2,349,280
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency;
Series 2011 A-4, RB(a)(c)	7.13%	09/01/2021	375	394,058
Series 2011 A-4, RB(a)(c)	7.40%	09/01/2021	500	526,435
Series 2011 B, RB(a)(c)	7.40%	09/01/2021	415	436,941
Series 2011 B, RB(a)(c)	7.65%	09/01/2021	425	448,260
University of California;
Series 2016 AR, Ref. RB(e)	5.00%	05/15/2037	12,840	15,587,375
Series 2017 AV, RB	5.00%	05/15/2042	5,000	6,177,750
Series 2018 AZ, Ref. RB	5.00%	05/15/2043	16,000	20,090,720
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,329,880
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,983,760
Series 2020 BE, Ref. RB	4.00%	05/15/2047	12,975	15,629,296
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,159,832
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,209,233
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	814,448
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,332,236
Vernon (City of), CA;
Series 2012 A, RB	5.13%	08/01/2033	1,000	1,049,730
Series 2012 A, RB	5.50%	08/01/2041	4,000	4,202,680
Vernon (City of), CA Redevelopment Agency; Series 2005, RB (INS - NATL)(d)	5.00%	09/01/2035	65	66,372
Victor Valley Community College District (Election of 2008); Series 2020 D, GO Bonds	4.00%	08/01/2050	12,850	14,937,097
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	498,609
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	1,188,130
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(d)(f)	0.00%	08/01/2025	2,500	2,410,500
West Covina Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	545,330
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	1,500	1,579,050
West Patterson Financing Authority (Community Facilities Distrct No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	673,641
Series 2015, RB	5.25%	09/01/2045	1,550	1,689,144
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2037	860	980,383
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,199,147
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(d)	5.63%	09/01/2039	1,000	1,004,030
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,695,585
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,295	2,601,107
Woodland (City of), CA Finance Authority;
Series 2011, RB	6.00%	03/01/2036	2,300	2,331,372
Series 2011, RB	6.00%	03/01/2041	1,500	1,519,740
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(d)(f)	0.00%	08/01/2024	4,685	4,581,883
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,939,319
				2,093,487,220
Guam–0.84%
A.B. Won Pat International Airport Authority; Series 2013 C, RB (INS - AGM)(b)(d)	6.13%	10/01/2043	2,500	2,738,250
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042	1,500	1,547,670
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,872,320
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(b)(d)	6.00%	10/01/2034	1,000	1,101,570
Series 2013 C, RB(b)	6.25%	10/01/2034	1,000	1,085,440
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2023	250	270,615
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2024	320	346,455
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2030	570	614,762
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	$ 765	$ 848,270
Series 2020 A, RB	5.00%	01/01/2050	3,460	4,256,596
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	2,162,917
				17,844,865
Northern Mariana Islands–0.12%
Northern Mariana Island Ports Authority; Series 2005 A, RB(b)	5.50%	03/15/2031	1,800	1,648,872
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.25%	03/15/2028	990	939,272
				2,588,144
Puerto Rico–4.99%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	3,570	3,592,741
Series 2002, RB	5.50%	05/15/2039	8,655	8,881,501
Series 2002, RB	5.63%	05/15/2043	730	733,869
Puerto Rico (Commonwealth of);
Series 2006 A, GO Bonds(i)	5.25%	07/01/2030	500	365,625
Series 2007 A, Ref. GO Bonds (INS - FGIC)(d)(g)	5.50%	07/01/2021	1,000	862,500
Series 2009 B, Ref. GO Bonds(i)	6.50%	07/01/2037	3,000	2,227,500
Series 2009 B, Ref. GO Bonds(i)	5.75%	07/01/2038	1,020	729,300
Series 2009 B, Ref. GO Bonds(i)	6.00%	07/01/2039	2,500	1,843,750
Series 2011 C, Ref. GO Bonds (INS - AGM)(d)	6.00%	07/01/2036	80	84,316
Series 2011 C, Ref. GO Bonds(i)	6.50%	07/01/2040	1,000	697,500
Series 2011 E, Ref. GO Bonds(i)	5.38%	07/01/2030	1,450	1,007,750
Series 2012 A, Ref. GO Bonds(i)	5.50%	07/01/2026	5,000	3,400,000
Series 2012 A, Ref. GO Bonds(i)	5.50%	07/01/2027	1,615	1,098,200
Series 2012 A, Ref. GO Bonds(i)	5.75%	07/01/2028	4,525	3,082,656
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	2,070	2,238,188
Series 2008 A, RB	6.00%	07/01/2044	12,000	12,180,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(i)	5.00%	07/01/2042	4,000	3,000,000
Series 2012 A, RB(i)	5.05%	07/01/2042	1,000	750,000
Series 2013 A, RB(i)	6.75%	07/01/2036	7,350	5,622,750
Series 2016 E-1, RB(i)	10.00%	01/01/2021	454	357,078
Series 2016 E-2, RB(i)	10.00%	07/01/2021	453	357,078
Series 2016 E-2, RB(i)	10.00%	01/01/2022	151	119,026
Series 2016 E-4, RB(i)	10.00%	07/01/2022	151	119,025
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(i)	5.50%	07/01/2030	2,500	2,200,000
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	635	635,000
Series 2000, RB(b)	6.63%	06/01/2026	6,055	6,266,925
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.13%	04/01/2032	170	168,133
Series 2012, Ref. RB	5.38%	04/01/2042	225	221,432
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(i)	6.50%	10/01/2037	1,220	491,050
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2009 P, Ref. RB(i)	6.75%	07/01/2036	5,000	4,206,250
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	$ 213	$ 199,270
Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,337,005
Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,235,771
Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	8,452,686
Series 2018 A-1, RB	4.50%	07/01/2034	419	449,222
Series 2018 A-1, RB	4.55%	07/01/2040	342	370,601
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,637,806
Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	3,011,327
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,726,939
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	12,788,937
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,302,540
Series 2019 A-2, RB	4.54%	07/01/2053	65	69,699
Series 2019 A-2, RB	4.78%	07/01/2058	865	941,674
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,124,300
				106,186,920
Virgin Islands–0.24%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(b)	5.00%	09/01/2029	1,645	1,595,716
Series 2014 A, Ref. RB(b)	5.00%	09/01/2033	1,500	1,425,060
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,126,000
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB	5.00%	10/01/2032	840	839,991
				4,986,767
TOTAL INVESTMENTS IN SECURITIES(n)–104.60% (Cost $2,067,097,414)					2,225,093,916
FLOATING RATE NOTE OBLIGATIONS–(5.08)%
Notes with interest and fee rates ranging from 0.52% to 0.69% at 11/30/2020 and contractual maturities of collateral ranging from 07/01/2029 to 04/01/2056(o)				(107,980,000)
BORROWINGS–(0.38)%					(8,100,000)
OTHER ASSETS LESS LIABILITIES–0.86%					18,279,272
NET ASSETS –100.00%					$2,127,293,188
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Zero coupon bond issued at a discount.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $117,112,457, which represented 5.51% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $39,083,119, which represented 1.84% of the Fund’s Net Assets.
(j)	Restricted security. The aggregate value of these securities at period end was $4,885,000, which represented less than 1% of the Fund’s Net Assets.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security subject to crossover refunding.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $191,840,962 are held by TOB Trusts and serve as collateral for the $107,980,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,222,558,916	$2,535,000	$2,225,093,916
Other Investments - Assets
Investments Matured	—	810,071	—	810,071
Total Investments	$—	$2,223,368,987	$2,535,000	$2,225,903,987
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco California Municipal Fund